Additional Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Additional Capital Disclosures
Schedule of Capital Structure

		12/31/2017		12/31/2016	∆ in %
	€ millions	% of Total Equity and Liabilities	€ millions	% of Total Equity and Liabilities
Equity	25,540	60	26,397	60	–3
Current liabilities	10,210	24	9,674	22	6
Non-current liabilities	6,747	16	8,205	19	–18
Liabilities	16,958	40	17,880	40	–5
Total equity and liabilities	42,497	100	44,277	100	–4

Schedule of Reconciliation of Liabilities Arising From Financial Activities

€ millions	12/31/2016	Cash Flows	Business Combinations	Foreign Currency	Fair Value Changes	Other	12/31/2017
Current financial debt	–1,435	1,372	1	54	0	–1,290	–1,299
Non-current financial debt	–6,390	–8	0	144	0	1,289	–4,965
Financial debt (nominal volume)	–7,826	1,364	1	197	0	–1	–6,264
Basis adjustment	–86	0	0	–7	31	0	–62
Transaction costs	32	0	0	0	0	–7	26
Financial debt (carrying amount)	–7,880	1,364	1	191	31	–7	–6,301
Accrued interest	–45	0	0	2	0	9	–34
Assets held to hedge financial debt	47	0	0	1	–24	0	24
Total liabilities from financing activities	–7,878	1,364	1	194	7	2	–6,311

€ millions	12/31/2015	Cash Flows	Business Combinations	Foreign Currency	Fair Value Changes	Other	12/31/2016
Current financial debt	–567	547	–6	4	0	–1,413	–1,435
Non-current financial debt	–8,607	852	–2	–46	0	1,413	–6,390
Financial debt (nominal volume)	–9,175	1,400	–8	–42	0	0	–7,826
Basis adjustment	–64	0	0	5	–27	0	–86
Transaction costs	44	0	0	0	0	–11	32
Financial debt (carrying amount)	–9,195	1,400	–8	–37	–27	–11	–7,880
Accrued interest	–45	0	0	1	0	–1	–45
Assets held to hedge financial debt	100	–43	0	–3	–6	0	47
Total liabilities from financing activities	–9,141	1,357	–8	–40	–33	–12	–7,878

Schedule of Group Liquidity

€ millions	2017	2016	∆
Cash and cash equivalents	4,011	3,702	309
Current investments	774	971	–196
Group liquidity	4,785	4,673	112
Current financial debt	–1,299	–1,435	136
Net liquidity 1	3,486	3,238	248
Non-current financial debt	–4,965	–6,390	1,425
Net liquidity 2	–1,479	–3,153	1,673